Net Loss per Unit - Summary of Computation of Basic and Diluted Loss (Detail) - USD ($)	1 Months Ended	3 Months Ended						6 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 26, 2022	Mar. 26, 2022	Mar. 31, 2021	Mar. 27, 2021	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Dec. 31, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019	Sep. 28, 2019
Net loss	$ (18,846)	$ (2,303,304)	$ (29,903,000)		$ (523,923)		$ (26,855,000)	$ (52,956,000)	$ (53,058,000)	$ (6,475,753)	$ (122,314,000)	$ (109,521,000)	$ (104,361,000)	$ (104,361,000)
Returns on redeemable Preferred Units			(8,641,000)	$ (8,641,000)		$ (8,230,000)	(8,231,000)	(17,282,000)	(16,459,000)		(32,919,000)	(29,565,000)	(25,181,000)
Loss attributable to Class A Units and Class C Units			$ (38,544,000)	$ (38,544,000)		$ (35,085,000)	$ (35,086,000)	$ (70,238,000)	$ (69,517,000)		$ (155,233,000)	$ (139,086,000)	$ (129,542,000)
Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted			6,872,944	6,872,944		6,426,203	6,426,203	6,682,894	6,426,203		6,426,203	6,426,203	6,426,203
Loss per unit attributable to Class A Units and Class C Units, basic and diluted			$ (5.61)	$ (5.61)		$ (5.46)	$ (5.46)	$ (10.51)	$ (10.82)		$ (24.16)	$ (21.64)	$ (20.16)
Class A Units and Class C Units [Member]
Returns on redeemable Preferred Units									$ (16,460,000)
Loss attributable to Class A Units and Class C Units									$ (69,518,000)